Cover	Apr. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40623
Entity Registrant Name	Twin Vee PowerCats Co.
Entity Central Index Key	0001855509
Entity Tax Identification Number	27-1417610
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3101 S. US-1
Entity Address, City or Town	Ft. Pierce
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34982
City Area Code	(772)
Local Phone Number	429-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value
Trading Symbol	VEEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false